Premises and Equipment	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment

8. Premises and Equipment

The major classes of premises and equipment and the total amount of accumulated depreciation as of September 30, 2014 and 2013, are as follows (in thousands):

	2014	2013
Land	$22,539	$23,238
Buildings and building improvements	85,370	88,171
Furniture and equipment	32,117	42,721
Construction in progress	144	55

	140,170	154,185
Accumulated depreciation	(36,463)	(39,805)

	$103,707	$114,380

Depreciation expense was $9.64 million, $10.70 million and $9.58 million for the years ended September 30, 2014, 2013 and 2012, respectively.